Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets liabilities

	June 30, 2026	December 31, 2025

Deferred tax assets/(liabilities)
Net operating loss carryforward	$466,100	$412,600
R&D Credits	84,700	80,300
Stock-based compensation	4,100	—
Operating lease assets	2,300	2,200
Capitalize research & development costs	41,300	53,600
Depreciation & amortization	(5,300)	2,300
Total deferred tax assets	593,200	551,000
Valuation allowance	(593,200)	(551,000)
Net	$—	$—

	2025	2024

Deferred tax assets/(liabilities)
Net operating loss carryforward	$412,600	$595,300
R&D Credits	80,300	41,300
Operating lease assets	2,200	800
Capitalize research & development costs	53,600	73,400
Depreciation & amortization	2,300	600
Total deferred tax assets	551,000	711,400
Valuation allowance	(551,000)	(711,400)
Net	$—	$—

Schedule of reconciliation of the statutory federal rate

	June 30, 2026		December 31, 2025
	Amount	%	Amount	%
U.S. Federal statutory tax rate	(112,200)	21.00	(32,500)	21.00
State and local income tax, net of federal income tax effect
Pennsylvania state modifications	(9,600)	1.80	(33,200)	21.40
Pennsylvania income tax	7,400	(1.40)	(11,800)	7.63
State valuation adjustment	(73,900)	13.80	—	—
Pennsylvania net operating loss expiration	8,000	(1.5)	—	—
Other	68,100	(12.80)	(2,100)	1.38
Tax credits	(4,500)	0.9	(39,000)	25.20
Changes in valuation allowance	116,200	(21.70)	(160,400)	103.59
Nontaxable or nondeductible items
Return to provision adjustments	—	—	19,000	(12.29)
Expiration of net operating losses	—	—	260,000	(167.91)
Other	500	(0.1)	—	—

Provision for income taxes	—	—	—	—

	December 31, 2025		December 31, 2024
	Amount	%	Amount	%
U.S. Federal statutory tax rate	(32,500)	21.00	(568,900)	21.00
State and local income tax, net of federal income tax effect
Pennsylvania state modification	(33,200)	21.40	(18,000)	0.67
Pennsylvania income tax	(11,800)	7.63	(265,800)	9.81
Other	(2,100)	1.38	6,900	(0.25)(.25)
Tax Credits	(39,000)	25.20	(41,300)	1.52
Changes in valuation allowances	(160,400)	103.59	123,400	(4.56)
Nontaxable or nondeductible items
Forfeiture of stock-based compensation	—	—	1,026,800	(37.90)
ERTC income not taxable	—	—	(17,600)	0.65
Return to provision adjustments	19,000	(12.29)	(126,800)	4.68
Expiration of net operating losses	260,000	(167.91)	—	—
Other	—	—	(118,700)	4.38

Provision for income taxes	—	—	—	—